Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Plant and Equipment [Abstract]
Summary of Plant and Equipment
	Useful Life	March 31, 2014	December 31, 2013
Buildings	20 years	$7,093,177	$7,574,580
Operating equipment	4 to 10 years	3,792,360	3,401,535
Office equipment	5 years	110,783	102,897
Vehicles	5 to 8 years	408,828	405,333
		11,405,148	11,484,345
Less: Accumulated depreciation		(3,849,931)	(3,691,402)
		$7,555,217	$7,792,943

		December 31,
	Useful Life	2013	2012
Buildings	20 years	$7,574,580	$6,591,416
Operating equipment	4 to 10 years	3,401,535	3,273,355
Office equipment	5 years	102,897	73,774
Vehicles	5 to 8 years	405,333	340,520
		11,484,345	10,279,065
Less: accumulated depreciation		(3,691,402)	(2,869,963)
		$7,792,943	$7,409,102